Item 1.05 Material Cybersecurity Incident. (Details Narrative)	Aug. 25, 2025
Material Cybersecurity Incident [Abstract]
Material Cybersecurity Incident Timing [Text Block]	August 25, 2025
Material Cybersecurity Incident Scope [Text Block]	Wytec International, Inc. (the “Company”) became aware of a cybersecurity incident in which a bad actor published a defaced website at the Company’s web address, wytecintl.com. After the Company restored the website from back-ups, the bad actor was able to deface the website again. To date the Company has received no contact from the bad actor, nor is it aware of any reason for this attack. On August 25, 2025, the Company took the website down, placing a temporary page on the site, while the Company continues to review the entire web platform, so that the site may return as soon as security has been confirmed. The Company anticipates these measures will lead to the full restoration and functionality of the Company’s website.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	The financial losses from this incident are difficult to quantify at this point, but will likely be significant.